LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of operating leases future minimum lease payments
Years Ending December 31,	Amount
2024	$18,830
2025	18,683
2026	12,439
2027	8,449
2028	6,095
Thereafter	-
Total undiscounted cash flows	$64,496
Less: Imputed interest	$(3,349)
Present value of lease liabilities	$61,147

Schedule of supplemental balance sheet information
	Year ended December 31,
	2023	2022
Weighted-average remaining lease term	3.7 years	4.5 years
Weighted-average discount rate	3.5%	3.6%